INTANGIBLE ASSETS - Summary of Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 22,710
Ending balance	24,693	$ 22,710
Impairment losses on intangible assets	171	787	$ 143
Integrated Gas
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment losses on intangible assets		472
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	33,058	32,050
Additions	5,220	1,828
Sales, retirements and other movements	2,639	1,071
Currency translation differences	(263)	251
Ending balance	35,376	33,058	32,050
Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(10,348)	(8,564)
Charge for the year	1,331	1,962
Sales, retirements and other movements	(890)	(301)
Currency translation differences	106	(123)
Ending balance	(10,683)	(10,348)	(8,564)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	14,039
Ending balance	14,920	14,039
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	15,101	14,973
Additions	1,546	247
Sales, retirements and other movements	464	176
Currency translation differences	(66)	57
Ending balance	16,117	15,101	14,973
Goodwill | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,062)	(768)
Charge for the year	167	276
Sales, retirements and other movements	(23)	0
Currency translation differences	9	(18)
Ending balance	(1,197)	(1,062)	(768)
LNG off-take and sales contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,362
Ending balance	4,566	5,362
LNG off-take and sales contracts | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	10,030	10,211
Additions	0	0
Sales, retirements and other movements	197	181
Currency translation differences	0	0
Ending balance	9,833	10,030	10,211
LNG off-take and sales contracts | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(4,668)	(4,014)
Charge for the year	796	835
Sales, retirements and other movements	(197)	(181)
Currency translation differences	0	0
Ending balance	(5,267)	(4,668)	(4,014)
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,309
Ending balance	5,207	3,309
Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,927	6,866
Additions	3,674	1,581
Sales, retirements and other movements	1,978	714
Currency translation differences	(197)	194
Ending balance	9,426	7,927	6,866
Other | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(4,618)	(3,782)
Charge for the year	368	851
Sales, retirements and other movements	(670)	(120)
Currency translation differences	97	(105)
Ending balance	(4,219)	(4,618)	$ (3,782)
Emissions Instruments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,013
Ending balance	2,747	1,013
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	487
Ending balance	$ 456	$ 487